S000091480 [Member] Annual Fund Operating Expenses - RJ Eagle GCM Dividend Select Income ETF	Dec. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 1, 2027
RJ Eagle GCM Dividend Select Income ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.01%	[2]
Acquired Fund Fees and Expenses	0.12%	[2]
Expenses (as a percentage of Assets)	0.63%
Fee Waiver or Reimbursement	0.00%	[3]
Net Expenses (as a percentage of Assets)	0.63%

[1]	Pursuant to a Distribution Plan, the fund may bear a Rule 12b‑1 fee not to exceed 0.25% per year of the fund’s average daily net assets. However, no such fee is currently paid by the fund, and the Board of Trustees has not currently approved the commencement of any payments under the Distribution Plan.
[2]	Other Expenses and Acquired Fund Fees and Expenses are estimated for the current fiscal year. Acquired Fund Fees and Expenses (“AFFEs”) are fees and expenses incurred indirectly by the fund as a result of investments in other investment companies. AFFEs are not borne directly by the Fund. As a result, they are not reflected in the expense information in the Fund’s financial statements, and the Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the fund’s Financial Highlights table, which reflects the ongoing expenses of the fund and does not include AFFEs. This disclosure is designed to provide investors with a better understanding of the actual costs of investing in a fund that invests in other funds.
[3]	Carillon Tower Advisers, Inc. (“Carillon”) has contractually agreed to waive its investment advisory fee and/or reimburse certain expenses of the fund to the extent that annual operating expenses exceed 0.51% through May 1, 2027. This expense limitation excludes interest, taxes, brokerage commissions, costs relating to investments in other investment companies (acquired fund fees and expenses), dividend and interest costs, and extraordinary expenses. The contractual fee waiver can be changed only with the approval of a majority of the fund’s Board of Trustees. Any reimbursement of fund expenses or reduction in Carillon’s investment advisory fees is subject to recoupment by Carillon within the following two fiscal years, provided that such recoupment will not cause the fund’s expense ratio to exceed both the expense cap at the time such amounts were waived or reimbursed, or the fund’s then-current expense cap.